091-02368

PHLX PHILADELPHIA STOCK EXCHANGE

Listings/Market Watch

For Internal Use Only
SEC File No. 9-

RECEIVED
2007 DEC 13 PM 12:07
SEC / MR

Submit 1 Original
and 9 Copies

OMB Number: 3235-0504
[redacted] 31, 2010

07082599

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
Philadelphia Stock Exchange

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open-end Management Investment Company

3. Class of New Derivative Securities Product:
Index Fund Shares

4. Name of Underlying Instrument:
S&P U.S. Preferred Stock Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
PFF

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
New York Stock Market, American Stock Market and NASDAQ Stock Market

PROCESSED

8. Settlement Methodology of New Derivative Securities Product:
Regular Way trades settle on T+3/Book entry only held in DTC

DEC 19 2007

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

THOMSON FINANCIAL

Part II Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Walt Smith

Title:
Vice President, Listings and Projects

Telephone Number:
(215) 496-5532

Manual Signature of Official Responsible for Form:

Date:
12/12/07

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 13 2007

SEC 2449 (6-01)

PHLX
PHILADELPHIA STOCK EXCHANGE

RECEIVED
2007 DEC 13 PM 12:03
SEC / MR

December 12, 2007

Ms. Gail Jackson
Division of Market Regulation
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20003

Re: Form 19b-4(e) – Selected iShares Funds

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) under the Securities Exchange Act of 1934, the Philadelphia Stock Exchange, Inc. submits the attached originals and nine copies relating to the trading of the following ETFs:

ETF	**Symbol**
iShares S&P MidCap 400 Value Index Fund	IJJ
iShares S&P SmallCap 600 Growth Index Fund	IJT
iShares S&P 1500 Index Fund	ISI
iShares S&P U.S. Preferred Stock Index Fund	PFF
iShares S&P/TOPIX 150 Index Fund	ITF

If you have any questions regarding this filing, please do not hesitate to call me at (215) 496-5275.

Sincerely,

Charlotte Northeast
Paralegal

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 13 2007

END